FORM N-PX
Annual Report of Proxy voting Record of Registered Management Investment Company




Investment Company Act file number  811-08683

                           Tanaka Funds, Inc.
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                           (Exact name of registrant as specified in charter)

         230 Park Ave, Suite 960, New York, NY 10169
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         (Address of principal executive offices) (Zip code)

Freddie Jacobs, Jr.
Unified Fund Services, Inc.
431 N. Pennsylvania St.
Indianapolis, IN 46204
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(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252
                                                   -------------

Date of fiscal year end:   11/30
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Date of reporting period:  06/30/04

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Secs. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Sec. 3507.

TANAKA GROWTH FUND
PROXY VOTING HISTORY


                                                                                      Matter proposed           Fund cast its vote
Ticker    Cusip       Name                      Shareholder   Description of        by: management(m)   Vote:    for management or
                                                meeting date  matter(s) voted on    shareholders (s)            against management
-----------------------------------------------------------------------------------------------------------------------------------
DOX      G02602103   AMDOCS                     01/22/04     Election of Directors              M       Y  For       For
                                                             Approve Financial Statements       M       Y  For       For
                                                             Approve Stock Option Plan          M       Y  For       For
                                                             Approval ofAuditors                M       Y  For       For

BRL      068306109   BARR LABS                  10/23/03     Election of Directors              M       Y  For       For
                                                             Reincorporation in Delaware        M       Y  For       For
                                                             Increase in the Number of
                                                             Authorized Shares                  M       Y  For       For

BRLI     09057G602   BIO-REFERENCE LABS         07/31/03     Election of Directors              M       Y  For       For
                                                             Increase of shares of common
                                                                stock                           M       Y  For       For
                                                             Employee incentive stock option
                                                                plan                            M       Y  For       For

BOBJ     12328X107   BUSINESS OBJECTS           12/11/03     Approval of Acquist of In-kind
                                                                Contribution                    M       Y  For       For
                                                             Approval of Calcul of In-Kind
                                                                Contribution                    M       Y  For       For
                                                             Authorization to issue warrants    M       Y  For       For
                                                             Authorization To incr share cap
                                                                (employee saving plan)          M       Y  For       For
                                                             Authorization To incr share cap
                                                                (employee saving plan)          M       Y  For       For
                                                             Authorization Issuance q.
                                                                Prefential Subscription Right   M       Y  For       For
                                                             Authorization issuance w/o
                                                                prefential subscription Right   M       Y  For       For
                                                             Modify Method to Determine Annual
                                                                Increase in # of shares         M       Y  For       For
                                                             Apput of Mr.Roux as director       M       Y  For       For
                                                             Increase of Directors fees         M       Y  For       For
                                                             Grant full power of Attorney to
                                                                carry out registrations         M       Y  For       For

LENS     206156101   CONCORD CAMERA             01/22/04     Election of Directors              M       Y  For       For
                                                             Election of auditors               M       Y  For       For

DELL     247025109   DELL                       07/18/03     Directors                          M       Y  For       For
                                                             Elmination of Classified Board     M       Y  For       For
                                                             Change name to "DELL INC"          M       Y  For       For
                                                             Executive Annual Incentive Bonus
                                                                Plan                            M       Y  For       For

KYA      482740206   KV PHARMACEUTICAL          08/28/03     Election of Directors              M       Y  For       For

AFL      001055102   AFLAC                      05/03/04     Election of Directors              M       Y  For       For
                                                             Approval of Long-Term Incentive
                                                                Plan                            M       Y  For       For
                                                             Appointment of Auditor             M       Y  For       For

BVF      09067J109   Biovail                    06/25/04     Election of Directors              M       Y  For       For
                                                             Appointment of Auditor             M       Y  For       For
                                                             Implementation of New Stock Option
                                                                Plan                            M       Y  For       For

BRLC     10949P107   Brillian                   05/13/04     Election of Directors              M       Y  For       For
                                                             Appointment of Auditor             M       Y  For       For

BOBJ     12328X107   Business Objects           06/10/04     Approval of statutory financial
                                                                statements for fiscal year end  M       Y  For       For
                                                             Approval of consolidated financial
                                                                statements for fiscal year enr  M       Y  For       For
                                                             Allocation of earnings for fiscal
                                                                year end                        M       Y  For       For
                                                             Renewal of term of office of
                                                                Mr. Silverman as Director       M       Y  For       For
                                                             Renewal of term of office of
                                                                Mr. Eisenstat as Director       M       Y  For       For
                                                             Renewal of term of office of
                                                                Mr. Charles as Director         M       Y  For       For
                                                             Appointment of Mr. Lauk as
                                                                Director                        M       Y  For       For
                                                             Ratification of regulated
                                                                agreements                      M       Y  For       For
                                                             Approval of a regulated
                                                                agreement                       M       Y  For       For
                                                             Authorization granted to
                                                                repurchase Ordinary Shares      M       Y  For       For
                                                             Authorization granted to
                                                                reduce the share capital
                                                                by cancellation of treasury
                                                                shares                          M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to
                                                                45,000 Ordinary Shares for
                                                                Mr. Silverman                   M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to
                                                                45,000 Ordinary Shares for
                                                                Mr. Eisenstat                   M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to 45,000
                                                                Ordinary Shares for Mr. Charles M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to 45,000
                                                                Ordinary Shares for Mr. Lauk    M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to 30,000
                                                                Ordinary Shares for Mr. Held    M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to 30,000
                                                                Ordinary Shares for Mr. Heitz   M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to 30,000
                                                                Ordinary Shares for
                                                                Mr. Peterschmidt                M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to 30,000
                                                                Ordinary Shares for Mr. Roux    M       Y  For       For
                                                             Authorization granted to issue
                                                                warrants to subscribe to 30,000
                                                                Ordinary Shares for Mr. Roux    M       Y  For       For
                                                             Authorization granted to increase
                                                                share capital through the
                                                                ussiance of up to 100,000
                                                                Ordinary Shares reserved to
                                                                the members of the Company
                                                                Employee Frnch Savings Plan     M       Y  For       For
                                                             Re-affirmation of the price
                                                                setting condition               M       Y  For       For
                                                             Authorization granted to the
                                                                Board to increase the share
                                                                capital through the issuance
                                                                of up to 325,000 Ordinary
                                                                Shares to BOBJ S.A. Employee
                                                                Benefits Trust                  M       Y  For       For
                                                             Authorization granted to the
                                                                Board to increase the share
                                                                capital through the issuance of
                                                                up to 475,000 Ordinary Shares to
                                                                2004 BOBJ S.A. Employee Benefits
                                                                Trust                           M       Y  For       For
                                                             Authorization granted to the Board
                                                                to increase the share capital
                                                                through the issuance of up
                                                                to 2,500,000 Ordinary Shares to
                                                                Employee Benefit Sub-Plan Trust M       Y  For       For
                                                             Authorization granted to amend the
                                                                2001 Stock Option Plan          M       Y  For       For
                                                             Authorization granted to the
                                                                Board to issue Ordinary Shares
                                                                giving immediate of deferred
                                                                access to the Company's share
                                                                capital with preferential
                                                                subscription rights             M       Y  For       For
                                                             Authorization granted to the
                                                                Board to issue Ordinary Shares
                                                                giving immediate of deferred
                                                                access to the Company's share
                                                                capital without preferential
                                                                subscription rights             M       Y  For       For
                                                             Authorization granted to the
                                                                Board to increase the share
                                                                capital of the Company by
                                                                Incorporation of reserves,
                                                                profits or premiums             M       Y  For       For
                                                             Authorization granted to the
                                                                Board to increase the share
                                                                capital reserved for
                                                                subscription by qualified
                                                                institutional buyers            M       Y  For       For
                                                             Authorization granted to the
                                                                Board to increase the share
                                                                capital reserved for
                                                                subscription by present
                                                                and future members of the
                                                                Board                           M       Y  For       For
                                                             Approval of the amendment of
                                                                the articles of association
                                                                of the Company such that
                                                                they are in conformity with
                                                                the new provision of the
                                                                French Commercial Code          M       Y  For       For
                                                             Approval of the amendment of
                                                                the nineteenth paragraph
                                                                of the article 6 of the
                                                                articles of association
                                                                relating to the cancellation
                                                                of warrants.                    M       Y  For       For
                                                             To grant full powers of
                                                                attorney to carry out
                                                                registrations and
                                                                formalities                     M       Y  For       For

BCR      067393109   C.R. Bard                  04/21/04     Election of Directors              M       Y  For       For
                                                             Approve Amendment to
                                                                Incentive Plan                  M       Y  For       For
                                                             Approve Provisions of
                                                                Executive Plan                  M       Y  For       For
                                                             Appoint Public Accountant          M       Y  For       For

FNM      313586109   Fannie Mae                 05/25/04     Election of Directors              M       Y  For       For
                                                             Election of Auditor                M       Y  For       For
                                                             Amend Employee Stock
                                                                Purchase Plan                   M       Y  For       For
                                                             Reinstate Cumulative
                                                                Voting                          S       Y  Against   For

FLIR     302445101   FLIR Systems               04/21/04     Election of Directors              M       Y  For       For
                                                             Approve Amendment of
                                                                Incentive Plan                  M       Y  For       For

GE       369604103   General Electric           04/28/04     Election of Directors              M       Y  For       For
                                                             Election of Independent
                                                                Auditor                         M       Y  For       For
                                                             Revenues Measurement
                                                                Added to Exec. Officer
                                                                Performance Goal                M        Y For       For
                                                             Cumulative Voting                  S        Y Against   For
                                                             Animal Testing                     S        Y Against   For
                                                             Nuclear Risk                       S        Y Against   For
                                                             Report on PCB Cleanup
                                                                Costs                           S        Y Against   For
                                                             Offshore Sourcing                  S        Y Against   For
                                                             Sustainability Index               S        Y Against   For
                                                             Compensation Committee
                                                                Independence                    S        Y Against   For
                                                             Pay Disparity                      S        Y Against   For
                                                             End Stock Options and
                                                                Bonuses                         S        Y Against   For
                                                             Limit Outside Directorship         S        Y Against   For
                                                             Independent Board Chairman         S        Y For       Against
                                                             Explore Sale of Company            S        Y Against   For
                                                             Holding Stock from Stock
                                                                Options                         S        Y Against   For
                                                             Board Independence                 S        Y Against   For
                                                             Political Contributions            S        Y Against   For

INTC     458140100   Intel              05/19/04             Election of Directors              M        Y For       For
                                                             Election of Auditor                M        Y For       For
                                                             Approve Equity Incentive
                                                                Plan                            M        Y For       For
                                                             Expense Stock Options              S        Y Against   For
                                                             Use Performance-Vesting
                                                                Stock                           S        Y Against   For
                                                             Use Performance-Based
                                                                Stock Options                   S        Y Against   For

JBLU     477143101   JetBlue            05/26/04             Election of Directors              M        Y For       For
                                                             Appointment of Auditor             M        Y For       For

NXTL     65332V103   Nextel
                     Communications     05/27/04             Election of Directors              M        Y For       For
                                                             Election of Auditor                M        Y For       For
                                                             Approval of Stock Purchase
                                                                Plan                            M        Y For       For

NVLS     670008101   Novellus           04/16/04             Appointment of Auditor             M        Y For       For
                                                             Election of Directors              M        Y For       For
                                                             Provision of Non-Audit
                                                                Services                        S        Y Against   For
                                                             Executive Compensation             S        Y Against   For

PFE      717081103   Pfizer             04/22/04             Election of Directors              M        Y For       For
                                                             Appointment of Auditor             M        Y For       For
                                                             Approval of Stock Option
                                                                Plan                            M        Y For       For
                                                             Review of Economic Effects
                                                                of HIV etc. on Company's
                                                                business strategy               S        Y Against   For
                                                             Political Contributions            S        Y Against   For
                                                             Corporate Resources
                                                                Related to Support
                                                                of Political Candidates         S        Y Against   For
                                                             Impose Term Limit on Directors     S        Y Against   For
                                                             Report on Increasing Access
                                                                to Pfizer Products              S        Y Against   For
                                                             Proposal on Stock Options          S        Y Against   For
                                                             Proposal on In Vitro Testing       S        Y Against   For

Qcom     747525103   Qualcomm           03/02/04             Election of Directors              M        Y For       For
                                                             Amend Stock Option Plan            M        Y For       For
                                                             Select Accountant                  M        Y For       For
                                                             Eliminate Classified Board         S        Y Against   For

RNBO     750862104   Rainbow
                     Technologies       03/15/04             Adopt Reorg Plan for
                                                                Safenet and Rainbow             M       Y  For       For
                                                             Grant Authority to Postpone
                                                                Special Meeting                 M       Y  For       For

SFNT     78645R107   Safenet            06/03/04             Election of Directors              M       Y  For       For
                                                             Appointment of Auditors            M       Y  For       For

SPLS     855030102   Staples            06/17/04             Election of Directors              M       Y  For       For
                                                             Approval of Stock
                                                                Incentive                       M       Y  For       For
                                                             Approval of Employee Stock
                                                                Purchase Plan                   M       Y  For       For
                                                             Approval of Intl Employee
                                                                Stock Purchase Plan             M       Y  For       For
                                                             Select Auditor                     M       Y  For       For
                                                             Redeem 1994 Plan adopted
                                                                earlier that allows
                                                                directors and management
                                                                to use Poison Pill
                                                                without prior shareholders
                                                                approval                        S       Y  For       Against
                                                             Request for Directors to
                                                                submit Poison Pill to
                                                                shareholders approval           S       Y  For       Against
                                                             Common Sense Executive
                                                                Compensation                    S       Y  For       Against
                                                             Auditor Independence               S       Y  Against   For

TFS      88554L108   Three-Five
                     Systems            05/07/04             Election of Directors              M       Y  For       For
                                                             Approve Incentive
                                                                Compensation                    M       Y  For       For
                                                             Appoint Accountant                 M       Y  For       For

VECO     922417100   Veeco              05/07/04             Election of Directors              M       Y  For       For
                                                             Amend Employee Stock
                                                                Purchase Plan                   M       Y  For       For
                                                             Amend Stock Option Plan            M       Y  For       For
                                                             Appoint Auditors                   M       Y  For       For

ZOLL     989922109   Zoll Medical       02/11/04             Election of Directors              M       Y  For       For
                                                             Amendment to Incentive Plan        M       Y  For       For



Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)      Tanaka Funds, Inc.

By   /s/ Graham Y. Tanaka
 ------------------------------------
        Graham Y. Tanaka, President

Date   8/31/04
    ---------------------------------